Share-based payments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Financial statements related to equity-based payments

Amounts recognized as expense in the consolidated statements of operations related to share-based payments are as follows:

	Nine months ended September 30,
	2016	2015
Nonemployee common stock	$--	$571,207
Nonemployee preferred stock (Series B)	50,000	--
Nonemployee warrants – fully-vested upon issuance	445,390	--
Nonemployee warrants – service and performance conditions	18,392	55,849
Legal Settlement – replacement warrants	--	1,119,450
Employee stock options – market price-based	327,000	981,000
Total share-based expense charged against income	$840,782	$2,727,506

Impact on net loss per common share:
Basic and diluted	$(0.01)	$(0.04)

	Year ended December 31,
	2015	2014
Nonemployee common stock	$602,507	$631,550
Nonemployee warrants – fully vested upon issuance	6,981	7,204,573
Nonemployee warrants – service and performance conditions	52,056	264,919
Employee stock options – fully vested upon grant	-	7,950,000
Employee stock options – market price-based	1,308,000	2,321,000
Legal settlement – replacement warrants	1,764,450	-
Total share-based expense charged against income	$3,733,994	$18,372,042

Impact on net loss per common share:
Basic and diluted	$(0.06)	$(0.32)

Fair value of each option award

The following summarizes the Black-Scholes assumptions used to estimate the fair value of these common stock warrants:

Volatility	127%
Risk-free interest rate	0.9%
Expected life (years)	3.0
Dividend yield	--

Nonemployee Common stock warrants - Service and performance conditions [Member]
Common stock warrants performance and service conditions

In July, 2014, the Company entered into a three year agreement with the company managing the operations of UPT, whereby we would issue common stock warrants under the following conditions:

		Number of
Vesting Condition	Category	Warrants
Fully vest upon UPT generating $1 million of revenue	Performance	350,000
45,945 warrants for every $3 million of revenue generated by UPT up to $100 million	Performance	1,530,000
60,000 warrants for every three months of completed service managing UPT	Service	720,000
Total		2,600,000
Vested – September 30, 2016		(420,000)
Nonvested – September 30, 2016		2,180,000

		Number of
Vesting Condition	Category	Warrants
Fully vest upon UPT generating $1 million of revenue	Performance	350,000
45,945 warrants for every $3 million of revenue generated by UPT up to $100 million	Performance	1,530,000
60,000 warrants for every three months of completed service managing UPT	Service	720,000
		2,600,000

Stock option and warrants activity
	Number of Warrants	Weighted-average Exercise Price	Weighted-average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2013	-
Granted	3,000,000	$1.20
Outstanding, December 31, 2014 and 2015	3,000,000	$1.20	1.9	$-
Exercisable, December 31, 2015	760,000	$1.79	2.9	$-

Nonvested stock options and warrant activity
	Number of	Weighted-average Grant Date
	Warrants	Fair Value
Nonvested, December 31, 2014	2,880,000	$0.98
Vested	(640,000)	0.92
Nonvested, December 31, 2015	2,240,000	$0.99

Fair value of each option award
Year ended December 31,
	2015	2014
Volatility	102 – 184%	208 - 322%
Risk-free interest rate	0.9 – 1.4%	1.1 - 1.7%
Expected life (years)	3.0 – 5.0	3.0 – 5.0
Dividend yield	-	-

Legal settlement - Replacement warrants
	Previously-issued	Replacement
Volatility	81 – 125%	81 – 125%
Risk-free interest rate	0.3 – 0.6%	0.1 – 0.5%
Expected life (years)	1.0 – 2.0	0.6 – 1.8
Dividend yield	-	-

Nonemployee Common stock [Member]
Common stock conditions

In July, 2014, the Company entered into an agreement with the company managing the operations of UPT, whereby we would issue common stock under the following conditions:

Condition	Number of Shares
UPT recognizes $100 million of revenue or a change in control	500,000
UPT recognizes $100 million of revenue	150,000
650,000

Condition	Number of Shares
UPT recognizes $100 million of revenue or a change in control	500,000
UPT recognizes $100 million of revenue	150,000
650,000

Nonemployee Common stock warrants - Fully-vested [Member]
Stock option and warrants activity
	Number of Warrants	Weighted-average Exercise Price	Weighted-average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2013	2,203,374	$0.69
Granted	7,266,666	0.74
Exercised	(781,805)	0.31
Forfeited or expired	(200,000)	0.31
Outstanding, December 31, 2014	8,488,235	0.69
Granted	94,333	0.48
Forfeited or expired	(918,000)	0.19
Outstanding, December 31, 2015	7,664,568	0.72	2.2	$-
Exercisable, December 31, 2015	7,664,568	0.72	2.2	$-

Fair value of each option award

The following summarizes the Black-Scholes assumptions used to estimate the fair value of these common stock warrants:

	Replacement Warrants	Additional Warrants
Volatility	133 – 182%	204%
Risk-free interest rate	1.1 – 1.3%	1.4%
Expected life (years)	3.0 – 4.3	5.0
Dividend yield	--	--

Year ended December 31,
	2015	2014
Volatility	121 - 173%	208 – 330%
Risk-free interest rate	1.4 – 1.6%	0.6 - 1.7%
Expected life (years)	3.0 – 4.0	2.5 -- 5.0
Dividend yield	-	-

Employee stock options Fully-vested [Member]
Stock option and warrants activity
	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, December 31, 2013	-
Stock options granted	5,000,000	$2.00
Outstanding, December 31, 2015 and 2014	5,000,000	2.00		$-
Exercisable, December 31, 2015	5,000,000	$2.00		$-

Fair value of each option award
Year ended December 31, 2014
Volatility	325%
Risk-free interest rate	2.7%
Expected stock option life (years)	10
Dividend yield	-

Employee stock options - Market-based [Member]
Fair value of each option award
Year ended December 31, 2014
Volatility	300%
Risk-free interest rate	1.7%
Expected stock option life (years)	5.0
Dividend yield	-

Employee stock options - Market-based
Market Price	Number of Options
$1.50	1,000,000
1.75	1,000,000
2.00	1,000,000
2.25	1,000,000
2.50	1,000,000
5,000,000